Pay vs Performance Disclosure - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended		9 Months Ended	12 Months Ended
	Feb. 20, 2024	Apr. 07, 2023	Dec. 31, 2024	Aug. 03, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For the most recently completed fiscal year, the Company did not use any “financial performance measures” as defined in Item 402(v) of Regulation S-K to link compensation paid to our Named Executive Officers, or NEOs, to the Company’s performance. We are also permitted to report as a “smaller reporting company” as defined under the U.S. federal securities laws. Accordingly, we have not included a tabular list of financial performance measures, and the table below does not include a column for a “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K.

Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(2)	Summary Compensation Table Total for PEO(3)	Compensation Actually Paid to PEO(3)	Summary Compensation Table Total for PEO(4)	Compensation Actually Paid to PEO(4)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Loss
2024	$402,250	$402,250	$37,500	$37,500	$0	$0	$0	$0	$43.78	$(4,224,278)
2023	$0	$0	$0	$0	$346,393	$346,393	$145,131	$145,131	$4.00	$(17,633,924)

(1)	There were no performance-based payments made by the Company to its NEOs in 2024 or 2023.
(2)
David Lazar served as the co-principal executive officer from February 20, 2024 to August 3, 2024 and as principal executive officer through February 26, 2025. Mr. Lazar also served as the principal financial officer from February 20, 2024 through February 26, 2025.

(3)
Jeremy Hitchcock served as the principal executive officer from April 7, 2023 to February 20, 2024 and as co-principal executive officer through August 3, 2024. Mr. Hitchcock also served as the principal financial officer from August 9, 2023 to February 20, 2024.

(4)	Mehul Patel served as the principal executive officer from August 16, 2022 to April 7, 2023.
(5)	Dustin Tacker served as the principal financial officer from August 16, 2022 to August 9, 2023.

Named Executive Officers, Footnote
(2)
David Lazar served as the co-principal executive officer from February 20, 2024 to August 3, 2024 and as principal executive officer through February 26, 2025. Mr. Lazar also served as the principal financial officer from February 20, 2024 through February 26, 2025.

(3)
Jeremy Hitchcock served as the principal executive officer from April 7, 2023 to February 20, 2024 and as co-principal executive officer through August 3, 2024. Mr. Hitchcock also served as the principal financial officer from August 9, 2023 to February 20, 2024.

(4)	Mehul Patel served as the principal executive officer from August 16, 2022 to April 7, 2023.
(5)	Dustin Tacker served as the principal financial officer from August 16, 2022 to August 9, 2023.

Non-PEO NEO Average Total Compensation Amount						$ 0	$ 145,131
Non-PEO NEO Average Compensation Actually Paid Amount						$ 0	145,131
Compensation Actually Paid vs. Total Shareholder Return
Analysis of Information Presented in the Pay Versus Performance Table
In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above. From 2023 to 2024, the compensation actually paid to our PEO increased by 27%, as a result of having multiple principal executive officers during this period and the average of the compensation actually paid to the Other NEOs decreased by 100%, as a result of combining the roles of principal executive officer and principal financial officer during 2023, compared to (i) a 91% decrease in our TSR and (ii) an approximately $13 million reduction in our Net Loss over the same time period.

Compensation Actually Paid vs. Net Income
Analysis of Information Presented in the Pay Versus Performance Table
In accordance with SEC rules, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table above. From 2023 to 2024, the compensation actually paid to our PEO increased by 27%, as a result of having multiple principal executive officers during this period and the average of the compensation actually paid to the Other NEOs decreased by 100%, as a result of combining the roles of principal executive officer and principal financial officer during 2023, compared to (i) a 91% decrease in our TSR and (ii) an approximately $13 million reduction in our Net Loss over the same time period.

Total Shareholder Return Amount						$ 43.78	4
Net Income (Loss)						(4,224,278)	(17,633,924)
PEO Name	Jeremy Hitchcock	Mehul Patel	David Lazar		Jeremy Hitchcock
David Lazar [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						402,250	0
PEO Actually Paid Compensation Amount						402,250	0
PEO Name				David Lazar
Jeremy Hitchcock [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						37,500	0
PEO Actually Paid Compensation Amount						37,500	0
PEO Name				Jeremy Hitchcock
Mehul Patel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						0	346,393
PEO Actually Paid Compensation Amount						$ 0	$ 346,393